SHAREHOLDERS’ EQUITY	6 Months Ended	12 Months Ended
	May 31, 2024	Nov. 30, 2023
Equity [Abstract]
SHAREHOLDERS’ EQUITY

NOTE 8 — SHAREHOLDERS’ EQUITY

No common shares were issued during the six months ended May 31, 2024 and 2023. As of May 31, 2024 and November 30, 2023, there were 49,000,000 shares of common shares issued and outstanding.

During the six months ended May 31, 2024 and 2023, the Company declared and distributed cash dividends of JPY294 million (approximately $1.99 million) and JPY294 million (approximately $2.26 million), respectively.

Legal reserve set aside as appropriation of retained earnings and legal capital surplus

Retained earnings consist of legal reserves and accumulated earnings. The Companies Act provides that an amount at least equal to 10% of the aggregate amount of cash dividends and certain appropriations of retained earnings associated with cash outlays applicable to each period shall be appropriated and set aside as a legal reserve until the aggregate amount of legal reserve set aside as an appropriation of retained earnings and the legal capital surplus equals 25% of stated capital as defined in the Companies Act. Legal reserves may be used to eliminate or reduce a deficit or be transferred to other retained earnings upon approval of the General Meeting of Shareholders.

Stock-based compensation

On October 26, 2022 (“Effective Date”), the Company entered into a Common Stock Purchase Warrant Agreement (the “Warrant Agreement I”) with HeartCore Enterprise, Inc. (“HeartCore”) pursuant to which it agreed to compensate HeartCore with common share purchase warrants (the “Warrants”) in exchange for professional services to be provided by HeartCore in connection with its initial public offering (the “IPO”). HeartCore may exercise the Warrants in 10 years upon the Company’s successful listing on the Nasdaq Capital Market or the occurrence of other fundamental events defined in the Warrant Agreement I to purchase 1% of the fully diluted shares of the Company’s common share as of the date of the IPO, for an exercise price per share of $0.01, subject to adjustment as provided in the Warrant Agreement I. The Warrants were fully vested as of the Effective Date. The Warrant Agreement I was further amended on November 28, 2022, to modify the percentage of the fully diluted shares purchasable by HeartCore from 1% to 3%. On June 23, 2023, the Company and HeartCore entered into the 1st stock acquisition rights allotment agreement pursuant to which the Company allotted 735,000 stock acquisition rights to HeartCore in substitution for the Warrants originally issued on October 26, 2022. The Warrants were also terminated upon the issuance of the stock acquisition rights. The key terms remained unchanged, except for the stock acquisition right is exercisable during the period from July 1, 2023 to June 30, 2033 and under the condition that the IPO is completed.

On November 1, 2022, the Company entered into a Common Stock Purchase Warrant Agreement (the “Warrant Agreement II”) with Hirokazu Tsukahara, the Chief Financial Officer (the “CFO”) of the Company, pursuant to which it agreed to compensate the CFO with 980 common share purchase warrants, fully vested upon the completion of the IPO, in exchange for professional services provided and to be provided by the CFO. The CFO may exercise the common share purchase warrants in 10 years upon the Company’s successful listing on the Nasdaq Capital Market or the occurrence of other fundamental events defined in the Warrant Agreement II, for an exercise price per share of $0.01, subject to adjustment as provided in the Warrant Agreement II. The warrants granted to CFO were terminated upon issuance of the stock acquisition rights on June 23, 2023, see below.

On June 23, 2023, the Company, the CFO and an employee of the Company entered into the 2nd stock acquisition rights allotment agreement pursuant to which the Company allotted 900,000 stock acquisition rights to the CFO and 80,000 stock acquisition rights to the employee in exchange for JPY1 ($0.01) as the consideration price per stock acquisition right, in substitution for the common share purchase warrants originally issued on November 1, 2022, which were terminated upon issuance of the stock acquisition rights. The key terms remained unchanged, except for (a) the per-share exercise price was changed from $0.01 to JPY241 ($1.73), and (b) the stock acquisition right is exercisable during the period from September 1, 2023 to June 23, 2033, and under the conditions that the IPO is completed and that the board of directors approves right holders have made sufficient contributions to the business. In June 2023, the Company received cash consideration of JPY980,000 ($6,627) for the issued 980,000 stock acquisition rights from the CFO and the employee, which was recorded as additional paid-in capital during the year ended November 30, 2023.

On June 23, 2023, the Company entered into the 3rd stock acquisition rights allotment agreement pursuant to which the Company allotted 6,100,000 stock acquisition rights to its director and employees for an exercise price per share of JPY241 ($1.73), among which 60,200 stock acquisition rights were allotted to the Company’s director and 100,300 stock acquisition rights were allotted to former directors. The stock acquisition rights are exercisable during the period from June 24, 2025 to June 23, 2033 and under the conditions that (a) the IPO is completed, (b) the audited consolidated revenues under U.S. GAAP for the year ended November 30, 2023 or after exceeding JPY85 billion (approximately $610.15 million) per fiscal year, and (c) the total exercise payment made by the right holders is not more than JPY12 million (approximately $86.14 thousand) per calendar year.

On June 23, 2023, the Company entered into the 4th stock acquisition rights allotment agreement pursuant to which the Company allotted 1,200,000 stock acquisition rights to its business partners for an exercise price per share of JPY241 ($1.73), among which 200,000 stock acquisition rights were allotted to Nagata Co., Ltd., a related party. The stock acquisition rights are exercisable during the period from September 1, 2023 to June 23, 2033 and under the conditions that the IPO is completed and that the audited consolidated revenues under U.S. GAAP for the year ended November 30, 2023 or after exceeding JPY85 billion (approximately $610.15 million) per fiscal year.

As of May 31, 2024, the Company did not recognize any stock-based compensation expense as the performance condition of exercisability upon a successful IPO is not considered probable until it occurs.

NOTE 8 — SHAREHOLDERS’ EQUITY

No common share was issued during the years ended November 30, 2023, 2022 and 2021.

Effective May 26, 2023, the Company approved to increase the number of authorized shares from 1,000,000 to 196,000,000.

Effective May 26, 2023, the Company approved a stock split of the Company’s issued and outstanding shares of common share, at a ratio of 1-for-1000 (the “Stock Split”). As of May 26, 2023 and immediately prior to the Stock Split, there were 49,000 shares of common share issued and outstanding. As a result of the Stock Split, the Company has 49,000,000 shares of common share issued and outstanding. All share and per share data included within the consolidated financial statements and related footnotes have been adjusted to account for the effect of the Stock Split.

During the years ended November 30, 2023, 2022 and 2021, the Company declared and distributed cash dividends of JPY294 million (approximately $2.26 million), JPY200 million (approximately $1.76 million) and $Nil, respectively.

Legal reserve set aside as appropriation of retained earnings and legal capital surplus

Retained earnings consist of legal reserves and accumulated earnings. The Companies Act provides that an amount at least equal to 10% of the aggregate amount of cash dividends and certain appropriations of retained earnings associated with cash outlays applicable to each period shall be appropriated and set aside as a legal reserve until the aggregate amount of legal reserve set aside as an appropriation of retained earnings and the legal capital surplus equals 25% of stated capital as defined in the Companies Act. Legal reserves may be used to eliminate or reduce a deficit or be transferred to other retained earnings upon approval of the General Meeting of Shareholders.

Stock-based compensation

On October 26, 2022 (“Effective Date”), the Company entered into a Common Stock Purchase Warrant Agreement (the “Warrant Agreement I”) with HeartCore Enterprise, Inc. (“HeartCore”) pursuant to which it agreed to compensate HeartCore with common share purchase warrants (the “Warrants”) in exchange for professional services to be provided by HeartCore in connection with its initial public offering (the “IPO”). HeartCore may exercise the Warrants in 10 years upon the Company’s successful listing on the Nasdaq Capital Market, or the occurrence of other fundamental events defined in the Warrant Agreement I to purchase 1% of the fully diluted shares of the Company’s common share as of the date of the IPO, for an exercise price per share of $0.01, subject to adjustment as provided in the Warrant Agreement I. The Warrants were fully vested as of the Effective Date. The Warrant Agreement I was further amended on November 28, 2022, to modify the percentage of the fully diluted shares purchasable by HeartCore from 1% to 3%. On June 23, 2023, the Company and HeartCore entered into the 1st stock acquisition rights allotment agreement pursuant to which the Company allotted 735,000 stock acquisition rights to HeartCore in substitution for the Warrants originally issued on October 26, 2022. The Warrants were also terminated upon the issuance of the stock acquisition rights. The key terms remained unchanged, except for the stock acquisition right is exercisable during the period from July 1, 2023 to June 30, 2033 and under the condition that the IPO is completed.

On November 1, 2022, the Company entered into a Common Stock Purchase Warrant Agreement (the “Warrant Agreement II”) with Hirokazu Tsukahara, the Chief Financial Officer (the “CFO”) of the Company, pursuant to which it agreed to compensate the CFO with 980 common share purchase warrants, fully vested upon the completion of the IPO, in exchange for professional services provided and to be provided by the CFO. The CFO may exercise the common share purchase warrants in 10 years upon the Company’s successful listing on the Nasdaq Capital Market or the occurrence of other fundamental events defined in the Warrant Agreement II, for an exercise price per share of $0.01, subject to adjustment as provided in the Warrant Agreement II. The warrants granted to CFO were terminated upon issuance of the stock acquisition rights on June 23, 2023, see below.

On June 23, 2023, the Company, the CFO and an employee of the Company entered into the 2nd stock acquisition rights allotment agreement pursuant to which the Company allotted 900,000 stock acquisition rights to the CFO and 80,000 stock acquisition rights to the employee in exchange for JPY1 ($0.01) as the consideration price per stock acquisition right, in substitution for the common share purchase warrants originally issued on November 1, 2022, which were terminated upon issuance of the stock acquisition rights. The key terms remained unchanged, except for (a) the per-share exercise price was changed from $0.01 to JPY241 ($1.73), and (b) the stock acquisition right is exercisable during the period from September 1, 2023 to June 23, 2033, and under the conditions that the IPO is completed and that the board of directors approves right holders have made sufficient contributions to the business. In June 2023, the Company received cash consideration of JPY980,000 ($6,627) for the issued 980,000 stock acquisition rights from the CFO and the employee, which was recorded as additional paid-in capital during the year ended November 30, 2023.

On June 23, 2023, the Company entered into the 3rd stock acquisition rights allotment agreement pursuant to which the Company allotted 6,100,000 stock acquisition rights to its director and employees for an exercise price per share of JPY241 ($1.73), among which 60,200 stock acquisition rights were allotted to the Company’s director and 100,300 stock acquisition rights were allotted to former directors. The stock acquisition rights are exercisable during the period from June 24, 2025 to June 23, 2033 and under the conditions that (a) the IPO is completed, (b) the audited consolidated revenues under U.S. GAAP for the year ended November 30, 2023 or after exceeding JPY85 billion (approximately $610.15 million) per fiscal year, and (c) the total exercise payment made by the right holders is not more than JPY12 million (approximately $86.14 thousand) per calendar year.

On June 23, 2023, the Company entered into the 4th stock acquisition rights allotment agreement pursuant to which the Company allotted 1,200,000 stock acquisition rights to its business partners for an exercise price per share of JPY241 ($1.73), among which 200,000 stock acquisition rights were allotted to Nagata Co., Ltd., a related party. The stock acquisition rights are exercisable during the period from September 1, 2023 to June 23, 2033 and under the conditions that the IPO is completed and that the audited consolidated revenues under U.S. GAAP for the year ended November 30, 2023 or after exceeding JPY85 billion (approximately $610.15 million) per fiscal year.

The Company did not recognize any stock-based compensation expense for the years ended November 30, 2023 and 2022 as the performance condition of exercisability upon a successful IPO is not considered probable until it occurs.